Institutional Reserves Portfolio P O R T F O L I O O F I N V E S T M E N T S	August 31, 2002

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 8.1%

Restructured Asset
Securitization*
1.00% due 09/15/03	$50,000	$49,884,000
Structured Product
Asset Return*
2.04% due 06/16/03	50,000	50,000,000

		99,884,000

Certificates of Deposit (Yankee) — 8.2%

Landesbank Hess
2.01% due 12/31/02	50,000	49,998,339
Toronto Dominion Bank
2.00% due 09/16/02	50,000	50,000,000

		99,998,339

Commercial Paper — 74.4%

Amstel Funding Corp.
2.19% due 10/02/02	40,000	39,924,567
1.80% due 01/24/03	10,000	9,927,500
Asset Backed Capital
Finance Inc.*
1.80% due 01/15/03	47,500	47,500,000
Compass Securities*
1.76% due 02/10/03	50,000	49,995,558
Edison Asset
Securitization
2.01% due 09/16/02	25,000	24,979,062
Eiffel Funding Corp.
1.73% due 10/17/02	34,000	33,924,841
General Electric
Capital Corp.
2.00% due 09/16/02	50,000	49,958,333
Goldman Sachs Group
1.98% due 11/25/02	50,000	50,000,000
Ivory Funding Corp.
1.80% due 09/30/02	13,530	13,510,382
1.77% due 10/28/02	30,000	29,915,925
K2 USA LLC
2.02% due 10/31/02	50,000	49,831,667
Links Finance Corp.*
1.78% due 04/29/03	50,000	49,993,425
Merrill Lynch & Co. Inc.*
2.04% due 03/13/03	50,000	50,055,744
Morgan Stanley
Dean Witter & Co.*
1.83% due 03/03/03	50,000	50,000,000
Principal Mortgage
1.78% due 09/10/02	50,000	49,977,750
Prudential PLC
1.75% due 11/15/02	23,000	22,916,146
	Principal Amount (000's omitted)

Issuer		Value

Receivables
Capital Corp.
1.76% due 09/30/02	$51,053	$50,980,618
Sigma Finance Inc.*
1.78% due 04/29/03	50,000	49,996,712
Silver Tower U.S.
Funding, LLC
1.74% due 10/21/02	25,000	24,939,583
2.11% due 10/09/02	25,000	24,944,319
Telstra Ltd.
1.71% due 09/30/02	50,000	49,931,125
Thames Asset
Global Securitization
1.71% due 11/15/02	39,489	39,348,320
White Pine Finance LLC
1.74% due 10/25/02	20,112	20,059,508
1.78% due 11/20/02	30,211	30,091,499

		912,702,584

Time Deposits — 10.8%

Chase Manhattan Bank
1.75% due 09/03/02	73,938	73,938,000
National City Bank
1.75% due 09/03/02	58,000	58,000,000

		131,938,000

US Gov’t Agency Discount Notes — 2.4%

Federal Home Loan Bank*
1.70% due 03/12/03	30,000	29,990,664

Total Investments,
at Amortized Cost	103.9%	1,274,513,587
Other Assets,
Less Liabilities	(3.9)	(48,298,023)

Net Assets	100.0%	$1,226,215,564

See notes to financial statements

* Variable interest rate—subject to periodic change.

Institutional Reserves Portfolio
S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2002

Assets:
Investments, at amortized cost (Note 1A)	$1,274,513,587
Cash	799
Interest receivable	1,828,239

Total assets	1,276,342,625

Liabilities:
Payable for investments purchased	49,884,000
Management fees payable (Note 2)	110,625
Accrued expenses and other liabilities	132,436

Total liabilities	50,127,061

Net Assets	$1,226,215,564

Represented by:
Paid-in capital for beneficial interests	$1,226,215,564

Institutional Reserves Portfolio
S T A T E M E N T  O F  O P E R A T I O N S

From the period June 3, 2002 (Commencement of Operations) to August 31, 2002

Investment Income (Note 1B)		$6,347,896

Expenses:
Management fees (Note 2)	$496,174
Custody and fund accounting fees	79,867
Legal fees	52,700
Audit fees	20,400
Trustees’ fees	5,000
Miscellaneous	9,246

Total expenses	663,387
Less: aggregate amounts waived by the Manager (Note 2)	(160,671)
Less: fees paid Indirectly (Note 1F)	(749)

Net expenses		501,967

Net investment income		$5,845,929

See notes to financial statements

Institutional Reserves Portfolio
S T A T E M E N T  O F  C H A N G E S  I N  N E T  A S S E T S

For the Period
June 3, 2002
(Commencement of
Operations)
to August 31, 2002

Increase in Net Assets From Operations:
Net investment income	$5,845,929

Capital Transactions:
Proceeds from contributions (Note 1)	3,045,090,085
Value of withdrawals	(1,824,720,450)

Net increase in net assets from capital transactions	1,220,369,635

Net Increase in Net Assets	1,226,215,564

Net Assets:
Beginning of period	—

End of period	$1,226,215,564

See notes to financial statements

Institutional Reserves Portfolio
F I N A N C I A L  H I G H L I G H T S

For the Period
June 3, 2002
(Commencement of
Operations)
to August 31, 2002

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$1,226,216
Ratio of expenses to average net assets	0.15%*
Ratio of net investment income to average net assets	1.77%*

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the period indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.20%*
Net investment income to average net assets	1.72%*

* Annualized

See notes to financial statements

Institutional Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S

1. Significant Accounting Policies Institutional Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. On June 3, 2002 (commencement of operations) the Citi Institutional Cash Reserves transferred all of its investable assets ($1,383,780,908) to the Portfolio in exchange for an interest in the Portfolio.

     The preparation of financial statements in accordance with United States of Amer-ica generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

      A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under the U.S. Investment Company Act of 1940.

     B. Interest Income and Expenses  Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. U.S. Federal Income Taxes  The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements  It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

Institutional Reserves Portfolio
N OT E S  T O  F I N A N C I A L  S T A T E M E N T S (Continued)

2. Management Fees The management fees paid to the Manager amounted to $496,174 of which $160,671 was voluntarily waived for the period from June 3, 2002 (Commencement of Operations) through August 31, 2002. The management fees are computed at an annual rate of 0.15% of the Portfolio’s average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $62,544,215,751 and $62,150,435,569, respectively, for the period June 3, 2002 (Commencement of Operations) through August 31, 2002.

Institutional Reserves Portfolio
I N D E P E N D E N T  A U D I TO R S ’  R E P O R T

To the Trustees and Investors of Institutional Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities including the portfolio of investments of Institutional Reserves Portfolio (a New York trust) of Institutional Portfolios (the “Trust”) as of August 31, 2002, and the related statement of operations, for the changes in net assets and the financial highlights for the period June 3, 2002 (commencement of operations) to August 31, 2002. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Reserves Portfolio of Institutional Portfolios, as of August 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period June 3, 2002 to August 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

Institutional Reserves Portfolio
A D D I T I O N A L  I N F O R M A T I O N (Unaudited)

     Information about the Trustees and officers of the Portfolio can be found on pages 12 through 16 of this report.

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

President / Chairman
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President and
Chief Administrative Officer
Lewis E. Daidone*

Treasurer
Irving P. David*

Controller
Frances M. Guggino*

* Affiliated Person of the Investment Manager

Investment Manager
(of Institutional Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Salomon Smith Barney Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th floor
New York, NY 10004

Sub-Transfer Agent
PFPC
4400 Computer Drive
West Boro, MA 01581

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Cash Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/INS.CR 8/02